Supplement to the John Hancock Equity Funds Prospectus
                              dated August 1, 2002


On page 5, the "Portfolio Managers" section for John Hancock Balanced Fund has been deleted and replaced with the following:


  Barry H. Evans, CFA
   Joined fund team in 1996
  Roger C. Hamilton
   Joined fund team in 2003

On page 37, the Management Biography for Steve Paspal has been deleted.


January 23, 2003

                   Supplement to the John Hancock Equity Funds
                        Institutional Class I Prospectus
                                dated May 1, 2002


On page 5, the "Portfolio Managers" section for John Hancock Balanced Fund has been deleted and replaced with the following:


  Barry H. Evans, CFA
   Joined fund team in 1996
  Roger C. Hamilton
   Joined fund team in 2003

On page 22, the Management Biographies for Steve Paspal and John F. Snyder, III have been deleted.


January 23, 2003